COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations

At December 31, 2013, contractual obligations for drilling rigs, purchase obligations, firm transportation agreements, and long-term operating leases are as follows:

Net Minimum Commitments	Total	2014	2015-2016	2017-2018	2019 & Beyond
	(In millions)
Drilling rig commitments(1)	$974	$376	$429	$157	$12
Purchase obligations(2)	1,759	1,002	533	204	20
Firm transportation agreements(3)	683	158	223	129	173
Office and related equipment(4)	391	46	101	95	149
Other operating lease obligations(5)	686	190	295	193	8

Total Net Minimum Commitments	$4,493	$1,772	$1,581	$778	$362

(1)	Includes day-rate and other contractual agreements with third party service providers for use of drilling, completion, and workover rigs.
(2)	Includes contractual obligations to buy or build oil and gas plants and facilities, LNG facilities, seismic and drilling work program commitments, take-or-pay contracts, and hydraulic fracturing services agreements.
(3)	Relates to contractual obligations for capacity rights on third-party pipelines.
(4)	Includes office and other building rentals and related equipment leases.
(5)	Includes commitments required to retain acreage and commitments associated with floating production storage and offloading vessels (FPSOs), compressors, helicopters, and boats.

The table above includes leases for buildings, facilities, and related equipment with varying expiration dates through 2035. Net rental expense was $81 million, $76 million, and $64 million for 2013, 2012, and 2011, respectively.